Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies
Note 12 – Commitments and Contingencies

Consulting Agreement

On August 21, 2011, the Company entered into an agreement for public relations and financial communications services for a term that expires on November 21, 2011. In consideration of services to be rendered, the Company agreed to pay $15,000 in cash per month in advance, for an aggregate of $45,000, and, subject to the consummation of the reverse merger, to issue 70,000 shares of the public company common stock per month, for an aggregate of 210,000 shares. The Company values the shares and records the associated consulting expense at each issuance date. For the three and nine months ended September 30, 2011, the Company recorded expense of $47,900, included in general and administrative expenses in the accompanying statements of operations, which includes cash fees of $15,000 and 70,000 shares valued at the September 30, 2011 fair market value of $0.47 per share. The Company recorded no expense in the three and nine months ended September 30, 2010.

Employment Agreements

On each of June 21, 2010, December 7, 2007, and September 18, 2008, the Company entered into offers of employment which provide for annual base salaries of $250,000, $200,000 (increased to $225,000 in 2010) and $140,000 with the Company’s then Chief Executive Officer (“former CEO”), Executive Chairman of the Board of Directors (“Executive Chairman”) and Chief Technology Officer (“CTO”), respectively. In addition, the former CEO and Executive Chairman are eligible to earn a bonus of up to 50% of their base salary based upon their respective achievements as determined by the Company’s board of directors.  The CTO is eligible to earn a bonus of $5,000 per quarter based upon achievement of goals set by his direct supervisor. Each of the former CEO and Executive Chairman are entitled to 12 months base salary in the event they are terminated “without cause” (as defined in their employment agreements) or “resign for good reason” (as defined in their employment agreements).  On September 29, 2011, the former CEO submitted his resignation as Chief Executive Officer, President and director of the Company, effective as of September 30, 2011. The former CEO continues to work for the Company in a senior management position.